LOANS TO THIRD PARTIES (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
LOANS TO THIRD PARTIES
Working fund to third party companies	¥ 98,156,205	$ 14,229,042	¥ 50,383,822
Less: Long term portion	(3,067,000)	(444,602)	0
Loans to third parties - current portion	¥ 95,089,205	$ 13,784,440	¥ 50,383,822